EQUIPMENT SUBJECT TO OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
Equipment Subject to Operating Leases [Abstract]
Schedule of Future Minimum Lease Payments Receivable [Table Text Block]
Future minimum lease payments to be received under noncancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2012	$17.0
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	—
$33.5